Redeemable Convertible Preferred Stock - Additional Information (Details)		6 Months Ended		12 Months Ended
	Apr. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)
Temporary Equity [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio				0.12863
Preferred Stock, Conversion Price, Increase				$ 1.0636
Proceeds from Issuance of Private Placement | $				$ 50,000,000.0
Preferred Stock, Dividend Rate, Percentage				8.00%
Series A-1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity, accretion to redemption value | $		$ 0	$ 0	$ 0	$ 0
Preferred Stock, Liquidation Preference Per Share				$ 0.4091
Series A-2 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity, accretion to redemption value | $		0	0	$ 0	0
Preferred Stock, Liquidation Preference Per Share				$ 0.4996
Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity, accretion to redemption value | $		0	0	$ 0	0
Temporary equity, accretion of dividends | $		$ 129,000	$ 256,000	$ 518,000	$ 505,000
Number of common stock shares issued upon conversion | shares	12,605,800
Carrying value reclassified to equity | $	$ 127,200,000
Series C1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Stock, Liquidation Preference Per Share				$ 0.5289
Series C2 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Stock, Liquidation Preference Per Share				0.5652
Series C3 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Stock, Liquidation Preference Per Share				0.6096
Series D Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Stock, Liquidation Preference Per Share				0.7091
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Stock, Liquidation Preference Per Share				$ 1.1140